Debt and Capital Lease Obligations - Maturities of Long-term Debt (Details) $ in Thousands	Jan. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2018	$ 0
2019	210,383
2020	398,933
2021	182,520
2022	305,640
Total long-term debt	$ 1,097,476